Other non-financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-financial Assets
Schedule of other non-financial assets

	As of December 31, 2025		As of December 31, 2024
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Insurances paid	7,190,690	-	3,733,396	91,829
Advertising	12,050,096	4,687,307	13,826,543	10,728,679
Advances to suppliers	6,658,015	-	9,039,012	-
Prepaid expenses	5,453,636	3,500,774	2,609,228	2,671,728
Total advances	31,352,437	8,188,081	29,208,179	13,492,236
Guarantees paid	6,775	188,560	6,898	172,873
Consumables	992,358	-	1,074,281	-
Dividends receivable	945,899	-	854,084	-
Others	-	10,074	-	9,127
Total others assets	1,945,032	198,634	1,935,263	182,000
Total	33,297,469	8,386,715	31,143,442	13,674,236